                                    CERTIFICATION


              Pursuant to Rule 497(j), Neuberger & Berman Equity Funds (1933 Act File No. 33-82568, 1940 Act File No. 811-8106) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 3 ("Amendment No. 3") to its Registration Statement and (b) that Amendment No. 3 was filed electronically.


                                       /s/ Claudia A. Brandon
     Dated:  February 16, 1996  By: --------------------------
                                       Claudia A. Brandon